Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	98 Months Ended	103 Months Ended	105 Months Ended	120 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
C000122071 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Focus Equity Fund Class A
Average Annual Return, Percent		17.70%	15.53%				14.78%
C000122072 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Focus Equity Fund Class C
Average Annual Return, Percent		22.32%	15.90%				14.71%
C000024998 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Focus Equity Fund Class I
Average Annual Return, Percent		24.26%	16.82%				15.46%
C000179522 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Focus Equity Fund Class Y
Average Annual Return, Percent		24.67%	17.20%	17.89%
C000122073 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Focus Equity Fund Class Z
Average Annual Return, Percent		24.63%	17.16%				15.78%
C000025000 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Small Cap Growth Institutional Fund Class I
Average Annual Return, Percent		(10.59%)	(1.66%)				5.01%
C000025001 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Small Cap Growth Institutional Fund Class R
Average Annual Return, Percent		(11.10%)	(2.12%)				4.50%
C000172687 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Small Cap Growth Institutional Fund Class Z-2
Average Annual Return, Percent		(10.28%)	(1.31%)			6.74%
C000025002 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Mid Cap Growth Institutional Fund Class I
Average Annual Return, Percent		5.93%	9.28%				8.45%
C000025003 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Mid Cap Growth Institutional Fund Class R
Average Annual Return, Percent		5.32%	8.74%				7.89%
C000174228 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Mid Cap Growth Institutional Fund Class Z-2
Average Annual Return, Percent		6.18%	9.66%		11.36%
C000025004 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Capital Appreciation Institutional Fund Class I
Average Annual Return, Percent		20.60%	14.80%				13.63%
C000025005 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Capital Appreciation Institutional Fund Class R
Average Annual Return, Percent		20.07%	14.30%				13.12%
C000179523 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Capital Appreciation Institutional Fund Class Y
Average Annual Return, Percent		21.07%	15.25%	15.80%
C000174229 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Capital Appreciation Institutional Fund Class Z-2
Average Annual Return, Percent		21.01%	15.19%		16.16%
Without Sales Load [Member] | C000122071 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Focus Equity Fund Class A—excluding sales load
Average Annual Return, Percent		24.22%	16.78%				15.41%
Without Sales Load [Member] | C000122072 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Focus Equity Fund Class C—excluding contingent deferred sales charges
Average Annual Return, Percent		23.32%	15.90%				14.71%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		12.10%	15.61%	12.97%	13.84%	13.33%	12.32%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent		14.53%	17.23%	16.77%	17.37%		15.27%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent		2.42%	7.60%			7.32%	6.39%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Average Annual Return, Percent		13.65%	12.31%		12.65%		10.58%